Long term investments (Details) ¥ in Thousands			1 Months Ended	6 Months Ended
	Nov. 29, 2019 USD ($)	Jan. 10, 2018 USD ($) km²	Mar. 31, 2021 km²	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Apr. 03, 2020 USD ($)	Apr. 03, 2020 CNY (¥)	Dec. 31, 2019	Nov. 29, 2019 CNY (¥)	Jan. 10, 2018 CNY (¥)
Impairment Of Long term Investments | $				$ 0	$ 0
Libo Haokun [Member]
Amount of investment		$ 17,900,000								¥ 120,000
Equity Method Investment, Ownership Percentage		18.00%								18.00%
Number of square kilometers, right to mine provided		0.11
Jingning Zhonggang [Member]
Equity Method Investment, Ownership Percentage								82.00%
Tantech [Member]
Equity Method Investment, Ownership Percentage								18.00%
Fuquan Chengwang [Member]
Amount of investment	$ 6,900,000								¥ 46,320
Equity Method Investment, Ownership Percentage	18.00%							100.00%	18.00%
Value of the mining rights | ¥									¥ 257,350
Number of days, consideration payable after the completion of transfer of ownership	30 days
Number of square kilometers, right to mine provided			0.2607
Fuquan Chengwang [Member] | Minimum
Equity Method Investment, Ownership Percentage						18.00%	18.00%
Fuquan Chengwang [Member] | Maximum
Equity Method Investment, Ownership Percentage						14.76%	14.76%
Fuquan Chengwang [Member] | Tantech [Member]
Equity Method Investment, Ownership Percentage								18.00%
Jingning Meizhongkuang [Member]
Equity Method Investment, Ownership Percentage						18.00%	18.00%	18.00%
Lishui Ansheng Energy Technology | Fuquan Chengwang [Member]
Amount of investment						$ 6,900,000	¥ 46,500
Equity Method Investment, Ownership Percentage						18.00%	18.00%